Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 92,319		$ 95,541
Derivative liabilities	88,102		91,439
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	92,319		95,541
Derivative liabilities	88,102		$ 91,439
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	45	$ 3
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	441	508
Derivative liabilities	$ 1,398	$ 1,173